Note 9 - (Loss) / Earnings Per Share	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	(Loss) / Earnings Per Share

Basic and diluted (loss)/earnings per common share is computed as follows:

	For the three months ended March 31,
	2019	2020

Net (loss) / income	(16,032)	1,957,095
Dividend Series B Preferred shares	(471,114)	(159,562)
Net (loss) / income attributable to common shareholders	(487,146)	1,797,533
Weighted average common shares – outstanding	1,542,508	5,576,960
Basic and diluted (loss) / earnings per share	(0.32)	0.32

The Company excluded the effect of
23,284
unvested incentive award shares as of
March 31, 2020
and
21,948
shares as of
March 31, 2019,
as well as the effect of Series B preferred shares, as they were anti-dilutive. The number of dilutive securities was nil
shares in the
three
-month periods ended
March 31, 2019
and
2020.